EATON VANCE MUNICIPALS TRUST II The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 33-71320) certifies (a) that the forms of prospectus and statement of additional information dated March 9, 2009 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 29 (“Amendment No. 29”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 29 was filed electronically with the Commission (Accession No. 0000940394-09-000209) on March 9, 2009.

Eaton Vance Tax-Advantaged Bond Strategies Fund

EATON VANCE MUNICIPALS TRUST II By: /s/ Maureen A. Gemma Maureen A. Gemma Assistant Secretary

Date: March 13, 2009